CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash	$ 410,716	$ 524,601
Restricted cash	$ 4,564
Receivable from sale of shares		$ 1,900,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Accounts receivable, net	$ 5,298,006	$ 2,287,132
Inventories, net	70,681
Advance to vendors	1,124,030	1,057,682
Prepayments and other current assets	40,990	440,527
Deferred issuance costs	138,463	104,618
TOTAL CURRENT ASSETS	7,087,450	6,314,560
Property and equipment, net	39,707	48,876
Operating lease right of use assets	13,122	54,356
Deferred tax assets, net	88,445	123,371
TOTAL NONCURRENT ASSETS	141,274	226,603
TOTAL ASSETS	7,228,724	6,541,163
CURRENT LIABILITIES:
Accounts payable	2,860,703	1,153,753
Advance from customers	425,116	184,222
Accrued expenses and other liabilities	297,360	236,462
Due to related parties	228,951
Taxes payable	341,217	288,450
Operating lease liabilities, current portion	13,122	41,650
TOTAL CURRENT LIABILITIES	4,166,469	2,084,638
Operating lease liabilities, non-current portion		12,706
TOTAL NON-CURRENT LIABILITIES		12,706
TOTAL LIABILITIES	4,166,469	2,097,344
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares
Additional paid in capital	4,821,992	4,821,992
Statutory reserves	35,448	35,448
Accumulated deficit	(1,704,065)	(164,809)
Accumulated other comprehensive loss	(186,134)	(252,752)
TOTAL SHAREHOLDERS' EQUITY	2,971,181	4,443,819
Non-controlling interest	91,074
TOTAL EQUITY	3,062,255	4,443,819
TOTAL LIABILITIES AND EQUITY	7,228,724	6,541,163
Related party
CURRENT LIABILITIES:
Due to related parties	228,951	180,101
Common Class A
SHAREHOLDERS' EQUITY:
Ordinary shares	3,440	3,440
Common Class B
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 500	$ 500